Cryptocurrencies - Additional Information (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($) Bitcoins
Goodwill and Intangible Assets Disclosure [Abstract]
Number of bitcoin held during the period | Bitcoins	2
Other crypto currency held during the period	$ 0
Gains from dispositions of bitcoin	$ 12